T. ROWE PRICE Health Sciences Portfolio
September 30, 2021 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.0%
BIOTECHNOLOGY 29.2%
Major Biotechnology 6.3%
Alkermes (1) 3,602 111
Amgen  28,626 6,087
Biogen (1) 23,932 6,773
BioNTech, ADR (1) 41,191 11,245
Exact Sciences (1) 59,907 5,718
Exact Sciences CMO Milestone,
Acquisition Date: 1/6/21, Cost $— (1)
(2)(3) 167,424 134
Exact Sciences Expense Fund,
Acquisition Date: 1/6/21, Cost $— (1)
(2)(3) 171 —
Exact Sciences FDA Milestone,
Acquisition Date: 1/6/21, Cost $— (1)
(2)(3) 83,712 67
Neurocrine Biosciences (1) 16,498 1,582
Novavax (1) 13,206 2,738
Seagen (1) 45,248 7,683
Vertex Pharmaceuticals (1) 71,063 12,890
55,028
Other Biotechnology 22.9%
AADI Biosciences, Acquisition Date:
8/27/21, Cost $240 (1)(3) 18,382 513
AC Immune (1) 15,200 102
ACADIA Pharmaceuticals (1) 44,519 739
Acceleron Pharma (1) 68,973 11,870
Acerta Future Payments, EC,
Acquisition Date: 6/30/21,
Cost $1,273 (1)(2)(3) 1,272,869 1,142
Adaptive Biotechnologies (1) 56,898 1,934
ADC Therapeutics (1) 48,644 1,321
Agios Pharmaceuticals (1) 25,913 1,196
Akero Therapeutics (1) 14,465 323
Alector (1) 23,304 532
Allogene Therapeutics (1) 57,001 1,465
Alnylam Pharmaceuticals (1) 54,245 10,242
Annexon (1) 26,153 487
Apellis Pharmaceuticals (1) 55,839 1,840
Arvinas (1) 24,880 2,045
Ascendis Pharma, ADR (1) 36,926 5,886
Atea Pharmaceuticals (1) 42,241 1,481
Avidity Biosciences (1) 43,703 1,076
BeiGene, ADR (1) 11,827 4,293
Blueprint Medicines (1) 33,097 3,403
C4 Therapeutics (1) 52,587 2,350
Centessa Pharmaceuticals, Acquisition
Date: 1/29/21, Cost $320 (1)(3) 29,134 462
Cerevel Therapeutics Holdings (1) 77,393 2,283
CM Life Sciences III SPAC/EQRX
PIPE (1)(4) 39,872 356
Cortexyme (1) 2,500 229
CRISPR Therapeutics (1) 11,246 1,259
CureVac (1) 18,400 1,005
Day One Biopharmaceuticals (1) 9,014 214
Shares $ Value
(Cost and value in $000s)
‡
Day One Biopharmaceuticals,
Acquisition Date: 2/2/21-6/8/21,
Cost $163 (1)(3) 12,097 273
Deciphera Pharmaceuticals (1) 6,104 207
Denali Therapeutics (1) 64,964 3,277
DICE Therapeutics (1) 21,571 706
Dicerna Pharmaceuticals (1) 37,009 746
Enanta Pharmaceuticals (1) 10,000 568
Evotec (EUR) (1) 40,335 1,913
Exelixis (1) 192,831 4,076
Fate Therapeutics (1) 54,629 3,238
Flame Biosciences, Acquisition Date:
9/28/20, Cost $247 (1)(2)(3) 37,754 247
Generation Bio (1) 78,403 1,966
Genmab (DKK) (1) 9,565 4,179
Genmab, ADR (1) 2,100 92
Ginkgo Bioworks, Acquisition Date:
5/11/21, Cost $245 (1)(3) 24,515 270
Ginkgo Bioworks, Acquisition Date:
7/30/19-9/9/19, Cost $975 (1)(3) 322,802 3,554
Ginkgo Bioworks, Earn Out Shares
$12.50, Acquisition Date: 9/17/21,
Cost $— (1)(3) 9,686 81
Ginkgo Bioworks, Earn Out Shares
$15.00, Acquisition Date: 9/17/21,
Cost $— (1)(3) 9,683 77
Ginkgo Bioworks, Earn Out Shares
$17.50, Acquisition Date: 9/17/21,
Cost $— (1)(3) 9,683 75
Ginkgo Bioworks, Earn Out Shares
$20.00, Acquisition Date: 9/17/21,
Cost $— (1)(3) 9,683 72
Global Blood Therapeutics (1) 8,739 223
IGM Biosciences (1) 15,536 1,022
Imago Biosciences (1) 10,804 216
Imago Biosciences, Acquisition Date:
11/12/20, Cost $242 (1)(3) 23,861 454
Immuneering (1) 18,098 481
Immuneering, Acquisition Date:
12/21/20-5/4/21, Cost $321 (1)(3) 43,688 1,102
Immunocore Holdings, ADR (1) 13,891 515
Incyte (1) 104,862 7,212
Insmed (1) 103,318 2,845
Intellia Therapeutics (1) 21,635 2,902
Ionis Pharmaceuticals (1) 59,061 1,981
Iovance Biotherapeutics (1) 66,115 1,630
IVERIC bio (1) 115,080 1,869
Karuna Therapeutics (1) 19,394 2,373
Kodiak Sciences (1) 61,606 5,913
Kronos Bio (1) 27,817 583
Kymera Therapeutics (1) 33,263 1,954
Longboard Pharmaceuticals (1) 35,149 313
Lonza Group (CHF)  3,528 2,646
MeiraGTx Holdings (1) 23,730 313
Mersana Therapeutics (1) 10,879 103
Mirati Therapeutics (1) 30,321 5,364
Moderna (1) 57,709 22,210
Monte Rosa Therapeutics (1) 17,726 395

T. ROWE PRICE Health Sciences Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Monte Rosa Therapeutics,
Inc., Acquisition Date: 3/11/21,
Cost $317 (1)(3) 30,338 642
Novocure (1) 25,417 2,953
Nurix Therapeutics (1) 30,146 903
Prelude Therapeutics (1) 15,060 471
Progenic Pharmaceuticals, CVR  45,500 2
Protagonist Therapeutics (1) 17,690 313
Prothena (1) 44,850 3,195
PTC Therapeutics (1) 18,651 694
Radius Health (1) 22,332 277
RAPT Therapeutics (1) 33,540 1,041
Reata Pharmaceuticals, Class A (1) 7,806 785
Regeneron Pharmaceuticals (1) 20,282 12,274
REGENXBIO (1) 10,800 453
Relay Therapeutics (1) 14,806 467
Repligen (1) 6,229 1,800
Replimune Group (1) 54,131 1,604
REVOLUTION Medicines (1) 38,500 1,059
Rocket Pharmaceuticals (1) 28,766 860
Sage Therapeutics (1) 17,692 784
Sarepta Therapeutics (1) 12,644 1,169
Scholar Rock Holding (1) 43,272 1,429
Seres Therapeutics (1) 20,835 145
Stoke Therapeutics (1) 11,567 294
Tenaya Therapeutics (1) 13,374 276
Tenaya Therapeutics, Acquisition
Date: 12/17/20, Cost $241 (1)(3) 19,411 381
Turning Point Therapeutics (1) 24,062 1,598
Ultragenyx Pharmaceutical (1) 69,175 6,239
uniQure (1) 18,800 602
Vividion Therapeutics, EC (1)(2) 12,982 13
Vividion Therapeutics, Milestone
Payment, Acquisition Date: 8/25/21,
Cost $— (1)(2)(3) 103,855 51
Vividion Therapeutics, Milestone
Payment, Acquisition Date: 8/25/21,
Cost $— (1)(2)(3) 77,892 46
Vividion Therapeutics, Milestone
Payment 3, Acquisition Date: 8/25/21,
Cost $— (1)(2)(3) 77,892 32
Xencor (1) 44,027 1,438
Zai Lab, ADR (1) 19,836 2,091
Zentalis Pharmaceuticals (1) 41,456 2,763
Zymeworks (1) 20,152 585
200,013
Total Biotechnology 255,041
CONSUMER NONDURABLES 0.2%
Hospital Supplies/Hosp
Management 0.2%
PROCEPT BioRobotics (1) 12,190 465
PROCEPT BioRobotics, Acquisition
Date: 6/10/21, Cost $598 (1)(3) 31,293 1,134
Total Consumer Nondurables 1,599
LIFE SCIENCES 14.2%
Life Sciences 14.2%
Abcam (GBP) (1) 60,070 1,204
Shares $ Value
(Cost and value in $000s)
‡
Agilent Technologies  100,409 15,817
Berkeley Lights (1) 15,073 295
Bio-Techne  5,400 2,617
Bruker  92,176 7,199
Danaher  109,046 33,198
Invitae (1) 39,987 1,137
MaxCyte (1) 19,052 233
Mettler-Toledo International (1) 1,976 2,722
Olink Holding, ADR (1) 74,127 1,798
Ortho Clinical Diagnostics Holdings (1) 160,760 2,971
Pacific Biosciences of California (1) 120,478 3,078
Pacific Biosciences of California,
Acquisition Date: 7/21/21,
Cost $441 (1)(3) 16,493 400
Quanterix (1) 26,917 1,340
Quantum-Si (1) 83,330 695
Quidel (1) 19,483 2,750
Rapid Micro Biosystems, Acquisition
Date: 3/9/21-7/28/21, Cost $298 (1)
(3) 16,548 290
Rapid Micro Biosystems, Class A (1) 15,141 280
Schrodinger (1) 9,112 498
Seer (1) 117,000 4,040
SomaLogic (1) 24,813 307
SomaLogic, Acquisition Date:
11/20/20-12/21/20, Cost $706 (1)(3) 174,553 2,055
SomaLogic, Acquisition Date:
3/29/21, Cost $337 (1)(3) 33,747 397
SomaLogic, Warrants, 2/3/21 (1) 4,962 17
SomaLogic, Earn Out Shares $20,
Acquisition Date: 9/2/21, Cost $— (1)
(3) 174,553 14
Thermo Fisher Scientific  64,593 36,904
Twist Bioscience (1) 17,619 1,885
Total Life Sciences 124,141
MISCELLANEOUS 0.4%
Miscellaneous 0.4%
Health Sciences Acquisitions Corp
2 (1) 30,999 307
Revolution Healthcare Acquisition (1) 77,870 767
Royalty Pharma, Class A  77,476 2,800
Total Miscellaneous 3,874
PHARMACEUTICALS 9.6%
European Major
- Pharmaceuticals 0.5%
Merck (EUR)  20,316 4,397
Zeneca, CVR, Acquisition Date:
7/18/13, Cost $0 (1)(2)(3) 12,799 —
4,397
Major Pharmaceuticals 9.1%
AbbVie  118,857 12,821
AstraZeneca, ADR  290,192 17,429
Daiichi Sankyo (JPY)  59,100 1,571
Eisai (JPY)  15,600 1,169
Eli Lilly  102,921 23,780
Merck  198,386 14,901
PMV Pharmaceuticals (1) 9,900 295

T. ROWE PRICE Health Sciences Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Roche Holding (CHF)  19,688 7,185
79,151
Specialty Pharmaceuticals 0.0%
Cara Therapeutics (1) 17,336 268
268
Total Pharmaceuticals 83,816
PRODUCTS & DEVICES 18.0%
Implants 8.7%
AtriCure (1) 14,963 1,041
Becton Dickinson & Company  44,584 10,960
Intuitive Surgical (1) 33,211 33,017
iRhythm Technologies (1) 12,928 757
Stryker  75,649 19,950
Teleflex  18,051 6,797
Verily Life Sciences, Series
B, Acquisition Date: 1/23/19,
Cost $644 (1)(2)(3) 5,220 682
Zimmer Biomet Holdings  19,900 2,912
76,116
Other Products & Devices 9.3%
10X Genomics, Class A (1) 21,960 3,197
Alcon (CHF)  23,613 1,912
Argenx, ADR (1) 37,173 11,226
Avantor (1) 197,094 8,061
Burning Rock Biotech, ADR (1) 21,102 377
Catalent (1) 36,484 4,855
Cooper  8,886 3,673
Dexcom (1) 12,763 6,980
Hologic (1) 130,465 9,630
ICU Medical (1) 329 77
Inari Medical (1) 7,633 619
Insulet (1) 14,008 3,982
Lantheus Holdings (1) 38,171 980
Nevro (1) 10,382 1,208
Outset Medical (1) 32,007 1,582
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $1,452 (1)(2)(3) 385,684 490
Penumbra (1) 24,791 6,607
Shockwave Medical (1) 45,057 9,276
Warby Parker, Class A (1) 120,926 6,415
81,147
Total Products & Devices 157,263
SERVICES 20.4%
Distribution 0.3%
Option Care Health (1) 75,162 1,823
Shop Apotheke Europe (EUR) (1) 3,075 453
2,276
Information 0.3%
Definitive Healthcare (1) 27,952 1,197
Sema4 Holdings (1) 63,949 486
Sema4 Holdings, Warrants,
10/23/20 (1) 11,396 24
Sophia Genetics (1) 51,518 903
2,610
Shares $ Value
(Cost and value in $000s)
‡
Information 1.9%
Doximity, Class A (1) 25,755 2,078
Doximity, Series C, Acquisition Date:
4/10/14, Cost $219 (1)(3) 90,756 6,958
Veeva Systems, Class A (1) 27,001 7,781
16,817
Other Services 3.3%
Accolade (1) 20,039 845
Agiliti (1) 68,215 1,299
Certara (1) 40,449 1,339
Elanco Animal Health (1) 41,696 1,330
Guardant Health (1) 39,240 4,905
Multiplan (1) 84,200 474
Pennant Group (1) 24,219 680
Phreesia (1) 49,635 3,062
West Pharmaceutical Services  29,511 12,529
Wuxi Biologics Cayman (HKD) (1) 135,000 2,190
28,653
Payors 12.7%
Alignment Healthcare (1) 115,972 1,853
Anthem  36,687 13,677
Bright Health Group, Acquisition Date:
9/16/20, Cost $958 (1)(3) 140,718 1,091
Centene (1) 198,077 12,342
Cigna  41,366 8,280
Humana  37,506 14,596
Molina Healthcare (1) 30,015 8,143
UnitedHealth Group  130,681 51,062
111,044
Providers 1.9%
agilon health (1) 41,975 1,100
FS Development SPAC/Pardes Bio
PIPE (1)(4) 23,939 215
HCA Healthcare  51,875 12,591
Oak Street Health (1) 20,978 892
Surgery Partners (1) 37,152 1,573
16,371
Total Services 177,771
Total Miscellaneous Common
Stocks  4.0% (5) 35,134
Total Common Stocks (Cost
$413,249) 838,639
CONVERTIBLE PREFERRED STOCKS 3.2%
BIOTECHNOLOGY 0.9%
Other Biotechnology 0.9%
Affinivax, Series C, Acquisition Date:
1/6/21, Cost $605 (1)(2)(3) 19,155 605
Delfi Diagnostics, Series A, Acquisition
Date: 1/12/21, Cost $201 (1)(2)(3) 97,051 201
FOG Pharma, Series C, Acquisition
Date: 1/11/21-8/2/21, Cost $282 (1)
(2)(3) 19,483 282

T. ROWE PRICE Health Sciences Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Generate Bio, Series B, Acquisition
Date: 9/2/21, Cost $1,001 (1)(2)(3) 84,485 1,001
Genesis Therapeutics, Series
A, Acquisition Date: 11/24/20,
Cost $191 (1)(2)(3) 37,471 191
Gyroscope Therapeutics, Series
C-1, Acquisition Date: 3/30/21,
Cost $364 (1)(2)(3) 158,436 364
Insitro, Series B, Acquisition Date:
5/21/20, Cost $248 (1)(2)(3) 39,793 728
Insitro, Series C, Acquisition Date:
4/7/21, Cost $481 (1)(2)(3) 26,282 481
Laronde, Series B, Acquisition Date:
7/28/21, Cost $1,471 (1)(2)(3) 52,537 1,471
Lianbio, Series A, Acquisition Date:
10/28/20, Cost $519 (1)(2)(3) 9,162 519
Nutcracker Therapeutics, Series
C, Acquisition Date: 8/27/21,
Cost $501 (1)(2)(3) 46,567 501
Prime Medicine, Series B, Acquisition
Date: 4/19/21, Cost $319 (1)(2)(3) 72,781 319
Ring Therapeutics, Series B,
Acquisition Date: 4/12/21,
Cost $404 (1)(2)(3) 43,885 404
Scribe Therapeutics, Series
B, Acquisition Date: 3/17/21,
Cost $278 (1)(2)(3) 45,881 278
Theseus Pharmaceuticals, Series
B, Acquisition Date: 2/9/21,
Cost $199 (1)(3) 22,950 260
Treeline, Series A, Acquisition Date:
4/9/21, Cost $323 (1)(2)(3) 41,232 323
Total Biotechnology 7,928
CONSUMER NONDURABLES 0.2%
Healthcare Services 0.2%
Capsule, Series D, Acquisition Date:
4/7/21, Cost $553 (1)(2)(3) 38,140 553
Color Health, Series D, Acquisition
Date: 12/17/20, Cost $501 (1)(2)(3) 13,310 610
Color Health, Series D-1, Acquisition
Date: 1/13/20, Cost $430 (1)(2)(3) 20,165 923
Total Consumer Nondurables 2,086
LIFE SCIENCES 0.7%
Life Sciences 0.7%
Clear Labs, Series C, Acquisition Date:
5/13/21, Cost $595 (1)(2)(3) 171,440 595
Element Biosciences, Series
C, Acquisition Date: 6/21/21,
Cost $797 (1)(2)(3) 38,785 797
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $572 (1)(2)(3) 64,740 572
Lumicks Tech, Series D, Acquisition
Date: 4/14/21, Cost $396 (1)(2)(3) 221 396
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $741 (1)(2)(3) 54,252 2,409
Shares $ Value
(Cost and value in $000s)
‡
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $854 (1)(2)(3) 19,224 854
Total Life Sciences 5,623
PRODUCTS & DEVICES 0.2%
Capital Equipment 0.1%
Reflexion Medical, Acquisition Date:
4/3/20, Cost $97 (1)(2)(3) 51,079 116
Reflexion Medical, Series C,
1/2/24, Acquisition Date: 4/3/18,
Cost $255 (1)(2)(3) 150,708 344
460
Implants 0.1%
Kardium, Series D-5, Acquisition Date:
11/29/18, Cost $392 (1)(2)(3) 403,778 410
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $565 (1)(2)(3) 556,501 565
975
Total Products & Devices 1,435
SERVICES 1.2%
Other Services 1.1%
Caris Life Sciences, Series
C, Acquisition Date: 8/14/20,
Cost $467 (1)(2)(3) 169,277 1,371
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $826 (1)(2)(3) 101,939 826
Freenome Holdings, Series
B, Acquisition Date: 6/24/19,
Cost $325 (1)(2)(3) 71,397 472
Freenome Holdings, Series
C, Acquisition Date: 8/14/20,
Cost $276 (1)(2)(3) 41,732 276
PrognomIQ, Series A-4, Acquisition
Date: 11/15/19, Cost $61 (1)(2)(3) 26,885 61
PrognomIQ, Series A-5, Acquisition
Date: 5/12/20, Cost $53 (1)(2)(3) 23,318 53
PrognomIQ, Series B, Acquisition
Date: 9/11/20, Cost $384 (1)(2)(3) 168,024 384
Tempus Labs, Series D, 1/2/24,
Acquisition Date: 3/16/18,
Cost $533 (1)(2)(3) 56,856 3,183
Tempus Labs, Series E, Acquisition
Date: 8/23/18, Cost $629 (1)(2)(3) 37,551 2,144
Tempus Labs, Series F, Acquisition
Date: 4/30/19, Cost $197 (1)(2)(3) 7,944 457
Tempus Labs, Series G, Acquisition
Date: 2/6/20, Cost $196 (1)(2)(3) 5,107 296
Tempus Labs, Series G-2, Acquisition
Date: 11/19/20, Cost $302 (1)(2)(3) 5,275 302
9,825
Providers 0.1%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $339 (1)(2)(3) 140,829 445

T. ROWE PRICE Health Sciences Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Honor Technology, Series E,
Acquisition Date: 9/29/21,
Cost $300 (1)(2)(3) 94,916 300
745
Total Services 10,570
Total Convertible Preferred Stocks
(Cost $19,023) 27,642
PREFERRED STOCKS 0.7%
LIFE SCIENCES 0.7%
Life Sciences 0.7%
Sartorius (EUR)  8,868 5,646
Total Life Sciences 5,646
Total Preferred Stocks (Cost $1,290) 5,646
Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve
Fund, 0.05% (6)(7) 3,893,214 3,893
Total Short-Term Investments (Cost
$3,893) 3,893
Total Investments in
Securities 100.3%
(Cost $437,455) $ 875,820
Other Assets Less Liabilities (0.3)% (2,316)
Net Assets 100.0% $ 873,504
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $50,828 and represents 5.8% of net assets.
(4) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at September 30, 2021, was $638 and was valued at $571 (0.1% of net assets).
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
CVR Contingent Value Rights
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
PIPE Private Investment in Public Equity
SPAC Special Purpose Acquisition Company

T. ROWE PRICE Health Sciences Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ —# $ — $ 1+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government Reserve Fund, 0.05% $ 3,869  ¤  ¤ $ 3,893^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $1 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $3,893.

T. ROWE PRICE Health Sciences Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Health Sciences Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-
end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board
Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE Health Sciences Portfolio

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2021, totaled $3,609,000 for the period ended September 30, 2021.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 785,718 $ 50,017 $ 2,904 $ 838,639
Convertible Preferred Stocks — 260 27,382 27,642
Preferred Stocks — 5,646 — 5,646
Short-Term Investments 3,893 — — 3,893
Total $ 789,611 $ 55,923 $ 30,286 $ 875,820
($000s)
Beginning
Balance
12/31/20
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
9/30/21
Investment in Securities
Common Stocks $ 4,136 $ (11) $ 2,543 $ (3,764) $ 2,904
Convertible Preferred Stocks 20,667 569 11,612 (5,466) 27,382
Total $ 24,803 $ 558 $ 14,155 $ (9,230) $ 30,286

T. ROWE PRICE Health Sciences Portfolio

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stock $ 2,904 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
Uncertainty
1%-59% 30% Decrease
Market
Comparable
Enterprise
Value to Sales
Multiple
4.8x
– 21.8x
14.1x Increase
Sales Growth
Rate
11%-42% 29% Increase
Enterprise
Value to Gross
Profit Multiple
9.5x
–15.4x
12.5x Increase
Gross Profit
Growth Rate
13% 13% Increase
Discount
for Lack of
Marketability
10% 10% Decrease
Estimated
Liquidation
Value
Discount
for Lack of
Collectability
100% 100% Decrease
Expected
Present Value
Discount Rate
for Cost of
Equity
10% 10% Decrease
Convertible Preferred Stocks $27,382 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
Cumulative
Preferred
Dividend
Rights
0% - 2% 2% Decrease
Premium for
Cumulative
Preferred
Dividend
Rights
0% - 1% 1% Increase

T. ROWE PRICE Health Sciences Portfolio

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
E309-054Q3 09/21